Related Party Transaction (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transaction
Schedule of Cemig's Principal Balances and Transactions with Related Parties	The main consolidated balances and transactions, as well as the main conditions relating to the Company's business with related parties, are shown below:

Transactions with energy

Company	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	2024	2023	2024	2023
Aliança Geração (1)	-	3	-	22	33	49	(138)	(234)
Norte Energia	-	-	33	31	-	-	(290)	(278)
Paracambi	-	-	3	2	-	-	(31)	(30)
Hidrelétrica Pipoca	-	-	4	3	-	2	(46)	(47)
Taesa	-	-	-	-	-	-	(1)	-

(1)	This company was a Related Party of the Company until August 13, 2024, when the process of its sale to Vale S.A. was completed. For more details see Note 31.

Charges

Company	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	2024	2023	2024	2023
Connections charges
Taesa	-	-	-	-	-	-	(5)	(6)
Transmission charges
Aliança	-	-	-	-	1	1	-	-
Norte Energia	9	3	-	-	33	30	-	-
Taesa	-	-	11	12	-	-	(146)	(138)

Customers and traders

Company	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	2024	2023	2024	2023
Governo do Estado de Minas Gerais	11	45	-	-	231	194	-	-

Provision of services

Company	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	2024	2023	2024	2023
Aliança Geração	-	1	-	-	9	7	-	-
Guanhães	-	-	-	-	2	-	-	-
Paracambi	-	-	-	-	1	-	-	-
Taesa	1	-	-	-	2	2	-	-

Accounts Receivable

Company	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	2024	2023	2024	2023
Governo do Estado de Minas Gerais	13	13	-	-	-	-	-	-

Provision of legal services

Company	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	2024	2023	2024	2023
Aliança Geração (a)	-	-	-	58	-	-	-	(3)
Guanhães Energia (b)	-	-	17	-	-	-	-	-
Cemig D (b)	-	-	10	-	-	-	-	-
Governo do Estado de Minas Gerais (b)	27	-	-	-	-	-	-	-

a)

Refers to contractual obligations towards the investee Aliança Geração corresponding to contingencies that have as triggering events that occurred before the closing of the transaction that resulted in the contribution of assets by Cemig and Vale S.A. to the capital of this investee. On March 27, 2024, the CCVA was signed to sell the interest held by the Company in the share capital of Aliança Geração to Vale S.A.. On August 13, 2024, with the completion of the sale, Vale S.A. and Cemig GT jointly signed an agreement to terminate and discharge these contingencies, which resulted in the provision being reversed in August 2024.

b)

This refers to the agreement signed between the State of Minas Gerais, Cemig, Alpargatas, Guanhães and Cemig D. On December 21, 2012, the State of Minas Gerais signed Contract 021/2012 for execution of certain works and services in energy infrastructure in the state of Minas Gerais, and contracted Cemig for execution of the works.

Interest on Equity, and dividends

Company	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	2024	2023	2024	2023
Taesa	111	49	-	-	-	-	-	-

FIC Pampulha

Company	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	2024	2023	2024	2023
Current
Cash and cash equivalents	159	351	-	-	-	-	-	-
Marketable securities	357	771	-	-	16	51	-	-
Non-current
Marketable securities	135	-	-	-	-	-	-	-

Leasing

Company	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	2024	2023	2024	2023
Current
Operating leasing	-	-	19	27	-	-	(25)	(33)
Non-current
Operating leasing	180	185	195	187	-	-	-	-

Post-employment benefit

Company	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	2024	2023	2024	2023
FORLUZ
Current
Post-employment obligations (1)	-	-	53	126	-	-	(214)	(280)
Supplementary pension contributions - Defined contribution plan (2)	-	-	-	-	-	-	(89)	(81)
Administrative running costs (3)	-	-	-	-	-	-	(40)	(40)
Non-current
Post-employment obligations (1)	-	-	1,648	2,230	-	-	-	-
	-	-	-	-	-	-	-	-
Cemig Saúde
Current
Health plan and dental plan (4)	-	-	208	230	-	-	(274)	(388)
Non-current
Health plan and dental plan (4)	-	-	2,396	2,830	-	-	-	-

The Company has contractual obligations to a group of retired former employees in which it is responsible for ensuring funds for the cost of a supplementary pension plan, called Forluz, and for the running costs of a health plan, called Cemig Saúde. The main conditions related to the post-employment benefits are as follows:

(1)

Forluz's contracts are adjusted by the Broad National Consumer Price Index - IPCA of the Brazilian Institute of Geography and Statistics - IBGE, plus interest of 6% per year and will be amortized until 2031;

(2)	Company's contributions to the Pension Fund regarding the employees participating in the Mixed Plan and calculated over monthly remunerations in conformity with the Fund's regulation;
(3)	Funds for the annual administrative funding of the Pension Fund in accordance with the specific legislation for the sector. The amounts are estimated as a percentage of the Company's payroll;
(4)	Post-employment obligations related to the employees' health and dental plan.

Details of post-employment benefits can be found in note 23.

Schedule of Dividends Receivable	Dividends receivable
	Dec. 31, 2024	Dec. 31, 2023
Taesa	111	50
Total	111	50

Schedule of Cemig is Provider of Surety or Guarantee of Loans, Financings and Debentures of Related Parties

Cemig has provided guarantees on Loans and debentures of the following related parties - not consolidated in the financial statements because they relate to jointly controlled entities:

Related party	Type	Objective	2024	Maturity
Norte Energia (NESA) (1)	Surety	Financing	2,524	2042
Norte Energia S.A (NESA)/Light (2)	Counter-guarantee	Financing	684	2042
Norte Energia (NESA)	Surety	Debentures	81	2030
			3,289

(1)	Related to Norte Energia loans.
(2)	Counter-guarantee to Light, related to execution of guarantees of the Norte Energia loans.

Schedule of Financial Investments in Securities of Related Parties, in the Investment Fund

The total remuneration of key personnel, comprising the Executive Board, the Fiscal Council, the Audit Committee and the Board of Directors, are within the limits approved at a General Shareholders’ Meeting, and the effects on the Statement of income of the year ended December 31, 2024, 2023 and 2022, are as follows:

	2024	2023	2022
Remuneration	34	29	29
Income sharing	8	7	6
Pension plans	2	2	2
Total	44	38	37